Asset Retirement Obligation (Tables)	12 Months Ended
Dec. 31, 2024
Asset Retirement Obligation.
Schedule of reconciliation of the beginning and ending amount of asset retirement obligation

	Thousands of Yen
	2024	2023
Beginning balance	¥344,346	¥310,929
Liabilities incurred	45,916	34,160
Liabilities settled	(15,136)	(3,838)
Accretion expense	3,781	3,095
Ending balance	¥378,907	¥344,346